Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

We are subject to certain claims and legal actions arising in our ordinary course of business. In addition, our business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation against us cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on our financial statements.

COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments. In managing the overall construction program and in the normal course of business, we contractually commit to third-party construction vendors for certain material purchases and other construction services. We forecast approximately $3.1 billion of construction expenditures, excluding equity AFUDC and capitalized interest, for 2012. The subsidiaries purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following table summarizes our actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments	year	2-3 years	4-5 years	5 years	Total

	(in millions)
Fuel Purchase Contracts (a)	$2,867	$3,918	$2,574	$3,108	$12,467
Energy and Capacity Purchase Contracts (b)	104	213	217	1,066	1,600
Construction Contracts for Capital Assets (c)	60	-	-	-	60
Total	$3,031	$4,131	$2,791	$4,174	$14,127

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.
(c)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

We record liabilities for guarantees in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit

We enter into standby letters of credit with third parties. As Parent, we issue all of these letters of credit in our ordinary course of business on behalf of our subsidiaries. These letters of credit cover items such as gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

We have credit facilities totaling $3.25 billion, under which we may issue up to $1.35 billion as letters of credit. In July 2011, we replaced the $1.5 billion facility due in 2012 with a new $1.75 billion facility maturing in July 2016 and extended the $1.5 billion facility due in 2013 to expire in June 2015. As of December 31, 2011, the maximum future payments for letters of credit issued under the two credit facilities were $134 million with maturities ranging from January 2012 to October 2012.

In March 2011, we terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, we remarketed $357 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $361 million. The letters of credit have maturities ranging from March 2013 to March 2014. The remaining $115 million of Pollution Control Bonds were reacquired and are held by trustees.

In July 2011, we remarketed $45 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $46 million. The letters of credit mature in July 2014.

Guarantees of Third-Party Obligations

SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation. In July 2011, SWEPCo's guarantee was increased from $65 million to $100 million due to expansion of the mining area. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study, we estimate the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million. As of December 31, 2011, SWEPCo has collected approximately $54 million through a rider for final mine closure and reclamation costs, of which $2 million is recorded in Other Current Liabilities, $22 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $30 million is recorded in Asset Retirement Obligations on our balance sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

We enter into several types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, our exposure generally does not exceed the sale price. The status of certain sale agreements is discussed in the “Dispositions” section of Note 6. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

Lease Obligations

We lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. We believe the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. We intend to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. We believe the action is without merit and intend to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, our generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. We currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, our subsidiaries are named by the Federal EPA as a Potentially Responsible Party (PRP) for four sites for which alleged liability is unresolved. There are nine additional sites for which our subsidiaries have received information requests which could lead to PRP designation. Our subsidiaries have also been named potentially liable at four sites under state law including the I&M site discussed in the next paragraph. In those instances where we have been named a PRP or defendant, our disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's provision is approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. We cannot predict the amount of additional cost, if any.

We evaluate the potential liability for each Superfund site separately, but several general statements can be made about our potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, our estimates do not anticipate material cleanup costs for any of our identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings

In March 2010, we received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with PM emission limits) that lasted for more than 30 consecutive minutes in a 24-hour period and that certain required notifications were not made. We met with representatives of DAQ to discuss these occurrences and the steps we have taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately $240 thousand. We have denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. In March 2011, we resolved these issues through the entry of a consent order that included the payment of a $75 thousand civil penalty and certain improvements in our opacity reports.

In March 2010, we received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting us to engage in settlement negotiations. The request includes a proposed civil penalty of approximately $300 thousand. We provided additional information to representatives of the Federal EPA. Based on the information we submitted, the Federal EPA determined that it will not further pursue enforcement for several alleged violations and we agreed to resolve the remaining allegations through a consent order that includes payment of a $36 thousand civil penalty.

NUCLEAR CONTINGENCIES

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). We have a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2009. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from $831 million to $1.5 billion in 2009 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amount recovered in rates was $14 million in 2011, $14 million in 2010 and $16 million in 2009. Reduced annual decommissioning cost recovery amounts reflect the units' longer estimated life and operating licenses granted by the NRC. Decommissioning costs recovered from customers are deposited in external trusts.

At December 31, 2011 and 2010, the total decommissioning trust fund balance was $1.3 billion and $1.2 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income, cash flows and possibly financial condition would be adversely affected if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWH for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. At December 31, 2011 and 2010, fees and related interest of $265 million and $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $308 million and $307 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the Federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government's delays in accepting SNF for permanent storage. Under the settlement agreement, I&M received $14 million to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2013. The proceeds reduced capital costs for dry cask storage.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of $1.8 billion. I&M purchases $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to $41 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $117.5 million on each licensed reactor in the U.S. payable in annual installments of $17.5 million. As a result, I&M could be assessed $235 million per nuclear incident payable in annual installments of $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance. The next level of liability coverage of up to $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, net income, cash flows and financial condition could be adversely affected.

Cook Plant Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment cost approximately $400 million. Management believes that I&M should recover a significant portion of these costs through the turbine vendor's warranty, insurance and the regulatory process. Due to the extensive lead time required to manufacture and install new turbine rotors, I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The installation of the new turbine rotors and other equipment occurred as planned during the fall 2011 refueling outage of Unit 1.

I&M maintains insurance through NEIL. As of December 31, 2011, we recorded $64 million in Prepayments and Other Current Assets on our balance sheets representing amounts due from NEIL under the insurance policies. Through December 31, 2011, I&M received partial payments of $203 million from NEIL for the cost incurred to date to repair the property damage.

I&M also maintains a separate accidental outage policy with NEIL. In 2009, I&M recorded $185 million in revenue under the policy and reduced the cost of replacement power in customers' bills by $78 million.

NEIL is reviewing claims made under the insurance policies to ensure that claims associated with the outage are covered by the policies. The review by NEIL includes the timing of the unit's return to service and whether the return should have occurred earlier reducing the amount received under the accidental outage policy. If the ultimate costs of the incident are not covered by warranty, insurance or through the regulatory process or if any future regulatory proceedings are adverse, it could have an adverse impact on net income, cash flows and financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

We maintain insurance coverage normal and customary for an integrated electric utility, subject to various deductibles. Our insurance includes coverage for all risks of physical loss or damage to our nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. Our insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by us. Coverage is generally provided by a combination of our protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on our net income, cash flows and financial condition.

Fort Wayne Lease

Since 1975, I&M has leased certain energy delivery assets from the City of Fort Wayne, Indiana under a long-term lease that expired on February 28, 2010. I&M negotiated with Fort Wayne to purchase the assets at the end of the lease and reached an agreement (subject to IURC approval) in 2010. The agreement required I&M to purchase the remaining leased property and settled claims Fort Wayne asserted. The agreement provided that I&M pay Fort Wayne a total of $39 million, including interest, over 15 years and Fort Wayne recognized that I&M is the exclusive electricity supplier in the Fort Wayne area. In August 2011, the IURC approved a settlement agreement with the Indiana Office of Utility Consumer Counselor. The transaction is final.

Enron Bankruptcy

In 2001, we purchased Houston Pipeline Company (HPL) from Enron. Various HPL-related contingencies and indemnities from Enron remained unsettled at the date of Enron's bankruptcy. In connection with our acquisition of HPL, we entered into an agreement with BAM Lease Company, which granted HPL the exclusive right to use approximately 55 billion cubic feet (BCF) of cushion gas required for the normal operation of the Bammel gas storage facility. At the time of our acquisition of HPL, BOA and certain other banks (the BOA Syndicate) and Enron entered into an agreement granting HPL the exclusive use of the cushion gas. Also at the time of our acquisition, Enron and the BOA Syndicate released HPL from all prior and future liabilities and obligations in connection with the financing arrangement. After the Enron bankruptcy, the BOA Syndicate informed HPL of a purported default by Enron under the terms of the financing arrangement. This dispute was litigated in the Enron bankruptcy proceedings and in federal courts in Texas and New York.

In 2007, the judge in the New York action issued a decision on all claims, including those that were pending trial in Texas, granting BOA summary judgment and dismissing our claims. In August 2008, the New York court entered a final judgment of $346 million. In May 2009, the judge awarded $20 million of attorneys' fees to BOA. We appealed these awards. In October 2010, the Court of Appeals affirmed the New York district court's decision as to the final judgment of $346 million plus interest and reversed the New York district court decision as to the judgment dismissing our claims against BOA in the Southern District of Texas.

In 2005, we sold our interest in HPL for approximately $1 billion. Although the assets were legally transferred, we were unable to determine all costs associated with the transfer until the BOA litigation was resolved. We indemnified the buyer of HPL against any damages up to the purchase price resulting from the BOA litigation, including the right to use the 55 BCF of natural gas through 2031. As a result, we deferred the entire gain related to the sale of HPL (approximately $380 million) pending resolution of the Enron and BOA disputes.

The deferred gain related to the sale of HPL, plus accrued interest and attorneys' fees related to the New York court's judgment, was $448 million at December 31, 2010 and was included in Current Liabilities – Deferred Gain and Accrued Litigation Costs on the balance sheet.

In February 2011, we reached a settlement covering all claims with BOA and Enron for $425 million. As part of the settlement, we received title to the 55 BCF of natural gas in the Bammel storage facility and recorded this asset at fair value. Under the HPL sales agreement, we have a service obligation to the buyer for the right to use the cushion gas through May 2031. We recognized the obligation as a liability and will amortize it over the life of the agreement.

The settlement resulted in a pretax gain of $51 million and a net loss after tax of $22 million primarily due to an unrealized capital loss valuation allowance of $56 million.

At the time of the settlement, the following table sets forth its impact on our 2011 financial statements:

Statement of Income:	(in millions)
Other Operation Expense - Pretax Gain on Settlement	$51
Income Tax Expense	73
Net Loss After Tax	$(22)

Cash Flow Statement:
Net Income - Loss on Settlement with BOA and Enron	$(22)
Deferred Income Taxes	91
Gain on Settlement with BOA and Enron	(51)
Settlement of Litigation with BOA and Enron	(211)
Accrued Taxes, Net	(18)
Acquisition of Cushion Gas from BOA	(214)
Cash Paid	$(425)

Balance Sheet:
Deferred Charges and Other Noncurrent Assets - Gas Acquired	$214
Deferred Credits and Other Noncurrent Liabilities - Gas Service Liability	187
Accrued Taxes - Tax Benefit on Settlement with BOA and Enron	18
Deferred Income Taxes - Deferred Tax Benefit on Gas Service Liability	66

Natural Gas Markets Lawsuits

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity. AEP was dismissed from the case. A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies. AEP (or a subsidiary) is among the companies named as defendants in some of these cases. In 2008, we settled all of the cases pending against us in California. In July 2011, the judge in the Federal District Court in Las Vegas granted summary judgment dismissing the cases where AEP companies were defendants. Also in July 2011, the plaintiffs in these cases filed notices of appeal to the Ninth Circuit Court of Appeals. We will continue to defend the remaining cases where an AEP company is a defendant, all of which were dismissed by the Federal District Court in Las Vegas and are currently on appeal. We believe the provision we have for the remaining cases is adequate and the remaining exposure is immaterial.

Appalachian Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - APCo	year	2-3 years	4-5 years	5 years	Total

	(in thousands)
Fuel Purchase Contracts (a)	$702,667	$884,784	$444,453	$233,099	$2,265,003
Energy and Capacity Purchase Contracts (b)	14,154	26,779	27,508	172,766	241,207
Construction Contracts for Capital Assets (c)	3,891	-	-	-	3,891
Total	$720,712	$911,563	$471,961	$405,865	$2,510,101

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

In March 2011, the Registrant Subsidiaries and certain other companies in the AEP System terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, certain of these variable rate Pollution Control bonds were remarketed and supported by bilateral letters of credit for $361 million while others were reacquired and are being held in trust as follows:

		Reacquired	Bilateral	Maturity of
		and Held	Letters of	Bilateral Letters
Company	Remarketed	in Trust	Credit	of Credit
	(in thousands)
APCo	$229,650	$-	$232,293	March 2013 to March 2014
I&M	77,000	-	77,886	March 2013
OPCo	50,000	115,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings – Affecting APCo and OPCo

In March 2010, APCo and OPCo received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with particulate matter emission limits) that lasted for more than 30 consecutive minutes in a 24-hour period and that certain required notifications were not made. Management met with representatives of DAQ to discuss these occurrences and the steps taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately $240 thousand. APCo and OPCo denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. In March 2011, APCo and OPCo resolved these issues through the entry of a consent order that included the payment of a $75 thousand civil penalty and certain improvements in the opacity reports.

In March 2010, APCo and OPCo received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting APCo and OPCo to engage in settlement negotiations. The request includes a proposed civil penalty of approximately $300 thousand. Management provided additional information to representatives of the Federal EPA. Based on the information, the Federal EPA determined that it will not further pursue enforcement for several alleged violations and management agreed to resolve the remaining allegations through a consent order that includes payment of a $36 thousand civil penalty by APCo and OPCo.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Indiana Michigan Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2009. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from $831 million to $1.5 billion in 2009 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amount recovered in rates was $14 million in 2011, $14 million in 2010 and $16 million in 2009. Reduced annual decommissioning cost recovery amounts reflect the units' longer estimated life and operating licenses granted by the NRC. Decommissioning costs recovered from customers are deposited in external trusts.

At December 31, 2011 and 2010, the total decommissioning trust fund balance was $1.3 billion and $1.2 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income, cash flows and possibly financial condition would be adversely affected if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of $1.8 billion. I&M purchases $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to $41 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $117.5 million on each licensed reactor in the U.S. payable in annual installments of $17.5 million. As a result, I&M could be assessed $235 million per nuclear incident payable in annual installments of $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance. The next level of liability coverage of up to $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, net income, cash flows and financial condition could be adversely affected.

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - I&M	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$331,673	$427,890	$276,480	$45,700	$1,081,743
Energy and Capacity Purchase Contracts (b)	1,068	612	326	-	2,006
Construction Contracts for Capital Assets (c)	1,217	-	-	-	1,217
Total	$333,958	$428,502	$276,806	$45,700	$1,084,966

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In July 2011, AEP replaced the $1.5 billion facility due in 2012 with a new $1.75 billion facility maturing in July 2016 and extended the $1.5 billion facility due in 2013 to expire in June 2015. As of December 31, 2011, the maximum future payments of the letters of credit were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2012
SWEPCo	4,448	March 2012

In March 2011, the Registrant Subsidiaries and certain other companies in the AEP System terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, certain of these variable rate Pollution Control bonds were remarketed and supported by bilateral letters of credit for $361 million while others were reacquired and are being held in trust as follows:

		Reacquired	Bilateral	Maturity of
		and Held	Letters of	Bilateral Letters
Company	Remarketed	in Trust	Credit	of Credit
	(in thousands)
APCo	$229,650	$-	$232,293	March 2013 to March 2014
I&M	77,000	-	77,886	March 2013
OPCo	50,000	115,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

NUCLEAR CONTINGENCIES – AFFECTING I&M

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWH for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. At December 31, 2011 and 2010, fees and related interest of $265 million and $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $308 million and $307 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the Federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government's delays in accepting SNF for permanent storage. Under the settlement agreement, I&M received $14 million to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2013. The proceeds reduced capital costs for dry cask storage.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Cook Plant Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment cost approximately $400 million. Management believes that I&M should recover a significant portion of these costs through the turbine vendor's warranty, insurance and the regulatory process. Due to the extensive lead time required to manufacture and install new turbine rotors, I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The installation of the new turbine rotors and other equipment occurred as planned during the fall 2011 refueling outage of Unit 1.

I&M maintains insurance through NEIL. As of December 31, 2011, I&M recorded $64 million on its balance sheet representing amounts due from NEIL under the insurance policies. Through December 31, 2011, I&M received partial payments of $203 million from NEIL for the cost incurred to date to repair the property damage.

I&M also maintains a separate accidental outage policy with NEIL. In 2009, I&M recorded $185 million in revenue under the policy and reduced the cost of replacement power in customers' bills by $78 million.

NEIL is reviewing claims made under the insurance policies to ensure that claims associated with the outage are covered by the policies. The review by NEIL includes the timing of the unit's return to service and whether the return should have occurred earlier reducing the amount received under the accidental outage policy. If the ultimate costs of the incident are not covered by warranty, insurance or through the regulatory process or if any future regulatory proceedings are adverse, it could have an adverse impact on net income, cash flows and financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M's nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Fort Wayne Lease – Affecting I&M

Since 1975, I&M has leased certain energy delivery assets from the City of Fort Wayne, Indiana under a long-term lease that expired on February 28, 2010. I&M negotiated with Fort Wayne to purchase the assets at the end of the lease and reached an agreement (subject to IURC approval) in 2010. The agreement required I&M to purchase the remaining leased property and settled claims Fort Wayne asserted. The agreement provided that I&M pay Fort Wayne a total of $39 million, including interest, over 15 years and Fort Wayne recognized that I&M is the exclusive electricity supplier in the Fort Wayne area. In August 2011, the IURC approved a settlement agreement with the Indiana Office of Utility Consumer Counselor. The transaction is final.

Ohio Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - OPCo	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$1,210,682	$2,120,731	$1,716,511	$2,732,577	$7,780,501
Energy and Capacity Purchase Contracts (b)	12,745	6,676	6,017	35,845	61,283
Construction Contracts for Capital Assets (c)	11,509	-	-	-	11,509
Total	$1,234,936	$2,127,407	$1,722,528	$2,768,422	$7,853,293

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

In March 2011, the Registrant Subsidiaries and certain other companies in the AEP System terminated a $478 million credit agreement that was scheduled to mature in April 2011 and was used to support $472 million of variable rate Pollution Control Bonds. In March 2011, certain of these variable rate Pollution Control bonds were remarketed and supported by bilateral letters of credit for $361 million while others were reacquired and are being held in trust as follows:

		Reacquired	Bilateral	Maturity of
		and Held	Letters of	Bilateral Letters
Company	Remarketed	in Trust	Credit	of Credit
	(in thousands)
APCo	$229,650	$-	$232,293	March 2013 to March 2014
I&M	77,000	-	77,886	March 2013
OPCo	50,000	115,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

Amos Plant – State and Federal Enforcement Proceedings – Affecting APCo and OPCo

In March 2010, APCo and OPCo received a letter from the West Virginia Department of Environmental Protection, Division of Air Quality (DAQ), alleging that at various times in 2007 through 2009 the units at Amos Plant reported periods of excess opacity (indicator of compliance with particulate matter emission limits) that lasted for more than 30 consecutive minutes in a 24-hour period and that certain required notifications were not made. Management met with representatives of DAQ to discuss these occurrences and the steps taken to prevent a recurrence. DAQ indicated that additional enforcement action may be taken, including imposition of a civil penalty of approximately $240 thousand. APCo and OPCo denied that violations of the reporting requirements occurred and maintain that the proper reporting was done. In March 2011, APCo and OPCo resolved these issues through the entry of a consent order that included the payment of a $75 thousand civil penalty and certain improvements in the opacity reports.

In March 2010, APCo and OPCo received a request to show cause from the Federal EPA alleging that certain reporting requirements under Superfund and the Emergency Planning and Community Right-to-Know Act had been violated and inviting APCo and OPCo to engage in settlement negotiations. The request includes a proposed civil penalty of approximately $300 thousand. Management provided additional information to representatives of the Federal EPA. Based on the information, the Federal EPA determined that it will not further pursue enforcement for several alleged violations and management agreed to resolve the remaining allegations through a consent order that includes payment of a $36 thousand civil penalty by APCo and OPCo.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Public Service Co Of Oklahoma [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - PSO	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$180,454	$137,450	$82,450	$41,225	$441,579
Energy and Capacity Purchase Contracts (b)	55,550	139,468	143,326	593,040	931,384
Construction Contracts for Capital Assets (c)	1,272	-	-	-	1,272
Total	$237,276	$276,918	$225,776	$634,265	$1,374,235

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.

Coal Transportation Rate Dispute – Affecting PSO

In 1985, the Burlington Northern Railroad Co. (now BNSF) entered into a coal transportation agreement with PSO. The agreement contained a base rate subject to adjustment, a rate floor, a reopener provision and an arbitration provision. In 1992, PSO reopened the pricing provision. The parties failed to reach an agreement and the matter was arbitrated, with the arbitration panel establishing a lowered rate as of July 1, 1992 (the 1992 Rate) and modifying the rate adjustment formula. The decision did not mention the rate floor. From April 1996 through the contract termination in December 2001, the 1992 Rate exceeded the adjusted rate determined according to the decision. PSO paid the adjusted rate and contended that the panel eliminated the rate floor. BNSF invoiced at the 1992 Rate and contended that the 1992 Rate was the new rate floor. PSO terminated the contract by paying a termination fee, as required by the agreement. BNSF contends that the termination fee should have been calculated on the 1992 Rate, not the adjusted rate, resulting in an underpayment of approximately $9.5 million, including interest.

This matter was submitted to an arbitration board. In April 2006, the arbitration board filed its decision, denying BNSF's underpayments claim. PSO filed a request for an order confirming the arbitration award and a request for entry of judgment on the award with the U.S. District Court for the Northern District of Oklahoma. On July 14, 2006, the U.S. District Court issued an order confirming the arbitration award. BNSF pursued the matter by filing a Motion to Reconsider, which was granted, but in August 2009, the U.S. District Court upheld the arbitration board's decision. BNSF further pursued the decision by appealing to the U.S. Court of Appeals, where in December 2010, the Tenth Circuit Court of Appeals affirmed the U.S. District Court's order confirming the arbitration award. PSO then sought and received approval for reimbursement for attorneys' fees and expenses related to the proceedings at the district court and appellate courts. This matter is resolved.

Southwestern Electric Power Co [Member]
Commitments Guarantees and Contingencies [Abstract]
Commitments, Guarantees and Contingencies [Text Block]

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material adverse effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2012:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$449
I&M	468
OPCo	569
PSO	204
SWEPCo	475

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments at December 31, 2011:

	Less Than 1			After
Contractual Commitments - SWEPCo	year	2-3 years	4-5 years	5 years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$260,709	$269,631	$50,567	$54,930	$635,837
Energy and Capacity Purchase Contracts (b)	19,349	39,169	39,946	264,706	363,170
Construction Contracts for Capital Assets (c)	10,712	-	-	-	10,712
Total	$290,770	$308,800	$90,513	$319,636	$1,009,719

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In July 2011, AEP replaced the $1.5 billion facility due in 2012 with a new $1.75 billion facility maturing in July 2016 and extended the $1.5 billion facility due in 2013 to expire in June 2015. As of December 31, 2011, the maximum future payments of the letters of credit were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2012
SWEPCo	4,448	March 2012

Guarantees of Third-Party Obligations – Affecting SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation. In July 2011, SWEPCo's guarantee was increased from $65 million to $100 million due to expansion of the mining area. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million. As of December 31, 2011, SWEPCo has collected approximately $54 million through a rider for final mine closure and reclamation costs, of which $2 million is recorded in Other Current Liabilities, $22 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $30 million is recorded in Asset Retirement Obligations on SWEPCo's balance sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2011, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East companies related to purchase power and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to purchase power and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2004, eight states and the City of New York filed an action in Federal District Court for the Southern District of New York against AEP, AEPSC, Cinergy Corp, Xcel Energy, Southern Company and Tennessee Valley Authority. The Natural Resources Defense Council, on behalf of three special interest groups, filed a similar complaint against the same defendants. The actions allege that CO2 emissions from the defendants' power plants constitute a public nuisance under federal common law due to impacts of global warming and sought injunctive relief in the form of specific emission reduction commitments from the defendants. The trial court dismissed the lawsuits.

In September 2009, the Second Circuit Court of Appeals issued a ruling on appeal remanding the cases to the Federal District Court for the Southern District of New York. The Second Circuit held that the issues of climate change and global warming do not raise political questions and that Congress' refusal to regulate CO2 emissions does not mean that plaintiffs must wait for an initial policy determination by Congress or the President's administration to secure the relief sought in their complaints. In 2010, the U.S. Supreme Court granted the defendants' petition for review. In June 2011, the U.S. Supreme Court reversed and remanded the case to the Court of Appeals, finding that plaintiffs' federal common law claims are displaced by the regulatory authority granted to the Federal EPA under the CAA. After the remand, the plaintiffs asked the Second Circuit to return the case to the district court so that they could withdraw their complaints. The cases were returned to the district court and the plaintiffs' federal common law claims were dismissed in December 2011.

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. Management believes the claims are without merit, and in addition to other defenses, are barred by the doctrine of collateral estoppel and the applicable statute of limitations. Management intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. The defendants requested that the court defer setting this case for oral argument until after the Supreme Court issues its decision in the CO2 public nuisance case discussed above. The court accepted supplemental briefing on the impact of the Supreme Court's decision and heard oral argument in November 2011. Management believes the action is without merit and intends to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. At December 31, 2011, APCo is named as a Potentially Responsible Party (PRP) for one site and OPCo is named a PRP for three sites by the Federal EPA. There are eight additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M and SWEPCo have also been named potentially liable at two sites each under state law including the I&M site discussed in the next paragraph. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ and recorded a provision of approximately $10 million. As the remediation work is completed, I&M's cost may continue to increase as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could have a material adverse effect on net income, cash flows and financial condition.